Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7 – Related Party Transactions

Office Lease - A non-employee director of the Company is also the CEO of The Doctors Laboratory (“TDL”).  The Company leases its UK office space from TDL and has incurred expenses of approximately $141,000, $142,000 and $10,000 plus VAT during the years ended December 31, 2017, 2016 and 2015, respectively (see Note 8).